Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other operating Income (Expenses) [abstract]
Settlement pricing adjustments (Note 28(b))	$ (117)	$ 190
Share-based compensation	(59)	(125)
Environmental and care and maintenance costs	(31)	(186)
Social responsibility and donations	(18)	(7)
Gain (loss) on sale of assets	(3)	35
Commodity derivatives	(36)	12
Take or pay contract costs	(106)	(81)
Waneta Dam sale - Gain on disposal of property plant and equipment and break free	888	(28)
Other	(68)	(40)
Other operating income (expense)	$ 450	$ (230)